Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2021

TIE-QTLY-0921
1.863105.113

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.2%
Commonwealth Bank of Australia	4,836	$353,648
CSL Ltd.	3,032	642,834
Evolution Mining Ltd.	23,207	71,187
Imdex Ltd.	9,696	14,942
Macquarie Group Ltd.	2,883	331,952

TOTAL AUSTRALIA		1,414,563

Austria - 0.3%
Erste Group Bank AG	7,980	309,642
Bailiwick of Jersey - 1.2%
Experian PLC	14,636	644,362
Ferguson PLC	2,022	283,588
Glencore Xstrata PLC	80,170	360,055
Integrated Diagnostics Holdings PLC (a)	30,000	35,100

TOTAL BAILIWICK OF JERSEY		1,323,105

Belgium - 1.0%
Anheuser-Busch InBev SA NV	5,899	372,299
KBC Ancora	876	38,740
KBC Groep NV	6,586	530,478
UCB SA	2,067	223,620

TOTAL BELGIUM		1,165,137

Bermuda - 0.6%
Credicorp Ltd. (United States) (b)	3,900	393,744
Shangri-La Asia Ltd. (b)	278,000	246,836

TOTAL BERMUDA		640,580

Brazil - 1.0%
Localiza Rent A Car SA	22,400	267,299
Natura & Co. Holding SA (b)	53,500	552,129
Suzano Papel e Celulose SA (b)	34,752	360,782

TOTAL BRAZIL		1,180,210

Canada - 6.9%
Barrick Gold Corp.	38,985	848,703
CAE, Inc. (b)	22,612	689,996
Canadian Pacific Railway Ltd.	19,185	1,424,574
Constellation Software, Inc.	522	836,150
Franco-Nevada Corp.	6,034	965,121
McCoy Global, Inc. (b)	7,000	4,040
Nutrien Ltd.	9,506	565,209
Richelieu Hardware Ltd.	10,914	380,625
Summit Industrial Income REIT	27,700	421,184
Suncor Energy, Inc.	19,294	379,818
The Toronto-Dominion Bank	19,000	1,263,265

TOTAL CANADA		7,778,685

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. (b)	1,000	24,423
Alibaba Group Holding Ltd. sponsored ADR (b)	6,949	1,356,375
Chlitina Holding Ltd.	3,200	23,494
JD.com, Inc. sponsored ADR (b)	17,214	1,220,128
Li Ning Co. Ltd.	49,524	521,932
Meituan Class B (a)(b)	18,336	507,383
Tencent Holdings Ltd.	50,032	3,017,337

TOTAL CAYMAN ISLANDS		6,671,072

China - 2.7%
China Life Insurance Co. Ltd. (H Shares)	308,000	513,357
China Merchants Bank Co. Ltd. (H Shares)	81,000	617,052
Haier Smart Home Co. Ltd. (A Shares)	123,400	477,065
Industrial & Commercial Bank of China Ltd. (H Shares)	1,765,649	980,453
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	8,600	519,544
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,334	14,354

TOTAL CHINA		3,121,825

Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	96	266,421
Netcompany Group A/S (a)	597	73,780
ORSTED A/S (a)	1,031	153,129
SimCorp A/S	447	62,128
Spar Nord Bank A/S	2,526	30,372
Vestas Wind Systems A/S	9,450	348,404

TOTAL DENMARK		934,234

Finland - 0.7%
Admicom OYJ	230	25,510
Kone OYJ (B Shares)	4,152	343,885
Musti Group OYJ	800	33,063
Sampo Oyj (A Shares)	5,828	280,825
Stora Enso Oyj (R Shares)	7,869	155,748

TOTAL FINLAND		839,031

France - 6.9%
Air Liquide SA	2,500	434,771
ALTEN	436	69,305
AXA SA	20,794	538,503
BNP Paribas SA	11,613	708,151
Capgemini SA	1,534	331,642
Edenred SA	4,916	285,632
Laurent-Perrier Group SA	259	31,338
Lectra	1,200	48,897
Legrand SA	4,158	468,590
LVMH Moet Hennessy Louis Vuitton SE	1,790	1,433,195
Safran SA	3,100	405,711
Sanofi SA	8,156	840,666
SR Teleperformance SA	745	314,264
The Lisi Group	1,000	34,105
Total SA	20,364	888,008
Vetoquinol SA	550	79,858
VINCI SA	3,441	364,145
Vivendi SA (c)	9,898	334,418
Worldline SA (a)(b)	1,638	153,328

TOTAL FRANCE		7,764,527

Germany - 5.2%
Bayer AG	4,701	280,081
CompuGroup Medical AG	323	25,921
CTS Eventim AG (b)	1,347	91,558
Deutsche Borse AG	1,601	267,310
Deutsche Post AG	7,615	516,078
Hannover Reuck SE	1,748	294,239
HeidelbergCement AG	3,604	319,703
Linde PLC	4,047	1,239,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	840	227,091
Nexus AG	1,420	113,028
Rheinmetall AG	2,041	196,015
RWE AG	6,871	244,603
SAP SE	3,827	549,218
Siemens AG	5,208	812,621
Vonovia SE	10,047	669,568

TOTAL GERMANY		5,846,349

Greece - 0.5%
National Bank of Greece SA (b)	205,609	582,930
Hong Kong - 1.8%
AIA Group Ltd.	112,439	1,345,419
China Resources Beer Holdings Co. Ltd.	38,000	284,347
Hong Kong Exchanges and Clearing Ltd.	7,100	453,163

TOTAL HONG KONG		2,082,929

Hungary - 0.7%
Richter Gedeon PLC	27,387	751,677
India - 3.9%
Embassy Office Parks (REIT)	7,200	35,039
Graphite India Ltd.	33,200	316,042
Housing Development Finance Corp. Ltd.	24,166	793,517
Indian Energy Exchange Ltd. (a)	7,173	41,585
Kotak Mahindra Bank Ltd. (b)	5,700	126,875
Larsen & Toubro Ltd.	34,587	745,046
Reliance Industries Ltd.	1,800	49,279
Reliance Industries Ltd. sponsored GDR (a)	5,495	303,874
Shree Cement Ltd.	1,193	453,584
Solar Industries India Ltd.	18,328	420,287
State Bank of India	128,078	743,899
Voltas Ltd.	24,400	347,636

TOTAL INDIA		4,376,663

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	1,131,740	445,935
PT Bank Rakyat Indonesia Tbk	349,897	89,765

TOTAL INDONESIA		535,700

Ireland - 0.9%
Cairn Homes PLC (b)	14,500	18,684
CRH PLC	9,235	461,557
CRH PLC sponsored ADR	7,333	365,843
Irish Residential Properties REIT PLC	10,000	18,268
Ryanair Holdings PLC sponsored ADR (b)	1,892	206,304

TOTAL IRELAND		1,070,656

Israel - 0.1%
Ituran Location & Control Ltd.	1,961	49,790
Maytronics Ltd.	1,500	32,668
Strauss Group Ltd.	955	26,486
Tel Aviv Stock Exchange Ltd.	8,200	50,709

TOTAL ISRAEL		159,653

Italy - 1.6%
Assicurazioni Generali SpA	12,284	245,536
Enel SpA	61,582	567,511
Interpump Group SpA	7,043	439,878
Mediobanca SpA (b)	26,480	310,538
Prada SpA	32,500	253,856

TOTAL ITALY		1,817,319

Japan - 13.3%
Ai Holdings Corp.	1,100	20,405
Aoki Super Co. Ltd.	1,000	28,622
Artnature, Inc.	2,000	12,360
Aucnet, Inc.	1,300	18,853
Azbil Corp.	14,300	554,637
Broadleaf Co. Ltd.	10,200	46,860
Central Automotive Products Ltd.	1,000	30,445
Curves Holdings Co. Ltd.	7,400	54,907
Daiichikosho Co. Ltd.	1,600	55,786
Daikokutenbussan Co. Ltd.	300	17,255
DENSO Corp.	5,188	356,422
Digital Hearts Holdings Co. Ltd.	1,500	20,674
FANUC Corp.	3,514	787,023
Fujitsu Ltd.	1,595	271,358
Funai Soken Holdings, Inc.	1,650	37,721
Goldcrest Co. Ltd.	2,460	36,282
Hitachi Ltd.	8,586	493,860
Hoya Corp.	8,903	1,250,177
Ibiden Co. Ltd.	2,546	133,908
Idemitsu Kosan Co. Ltd.	5,499	129,446
Itochu Corp.	12,803	378,959
JEOL Ltd.	900	58,165
Kao Corp.	2,129	128,190
Keyence Corp.	1,984	1,098,475
Kobayashi Pharmaceutical Co. Ltd.	550	43,717
Koshidaka Holdings Co. Ltd.	6,200	31,309
Kusuri No Aoki Holdings Co. Ltd.	400	26,726
Lasertec Corp.	2,750	516,262
Medikit Co. Ltd.	1,200	35,112
Minebea Mitsumi, Inc.	12,998	350,958
Miroku Jyoho Service Co., Ltd.	1,300	18,616
Misumi Group, Inc.	19,100	661,592
Mitsubishi Estate Co. Ltd.	7,059	110,734
Mitsubishi UFJ Financial Group, Inc.	74,532	393,729
Mitsuboshi Belting Ltd.	1,500	24,899
Mitsui Fudosan Co. Ltd.	5,150	120,444
Nabtesco Corp.	3,900	146,466
Nagaileben Co. Ltd.	2,500	58,726
Nihon Parkerizing Co. Ltd.	6,900	70,569
NS Tool Co. Ltd.	2,400	32,553
NSD Co. Ltd.	1,200	20,499
OBIC Co. Ltd.	1,709	299,412
ORIX Corp.	16,432	286,386
OSG Corp.	8,880	164,560
Paramount Bed Holdings Co. Ltd.	1,800	32,028
Poletowin Pitcrew Holdings, Inc.	1,600	15,080
ProNexus, Inc.	1,600	14,643
Recruit Holdings Co. Ltd.	21,295	1,103,734
Renesas Electronics Corp. (b)	15,100	162,555
San-Ai Oil Co. Ltd.	2,900	35,898
Shin-Etsu Chemical Co. Ltd.	3,092	504,396
Shinsei Bank Ltd.	11,995	158,650
SHO-BOND Holdings Co. Ltd.	7,280	306,250
Shoei Co. Ltd.	2,800	116,385
SK Kaken Co. Ltd.	120	45,613
SoftBank Group Corp.	4,154	261,227
Software Service, Inc.	300	26,963
Sony Group Corp.	3,602	376,288
Sumitomo Mitsui Financial Group, Inc.	11,386	383,812
Suzuki Motor Corp.	5,234	212,948
Techno Medica Co. Ltd.	500	7,283
The Monogatari Corp.	420	26,033
TKC Corp.	400	11,832
Tocalo Co. Ltd.	2,800	34,941
Tokio Marine Holdings, Inc.	6,698	319,234
Tokyo Electron Ltd.	386	159,196
Toyota Motor Corp.	11,297	1,014,194
USS Co. Ltd.	12,200	211,072
Welcia Holdings Co. Ltd.	800	27,164
Workman Co. Ltd.	200	13,764
YAKUODO Holdings Co. Ltd.	800	16,816
Yamada Consulting Group Co. Ltd.	1,500	15,997

TOTAL JAPAN		15,048,055

Kenya - 0.2%
Safaricom Ltd.	473,159	182,772
Korea (South) - 3.7%
AMOREPACIFIC Corp.	1,300	249,792
BGF Retail Co. Ltd.	140	19,614
Hyundai Motor Co.	1,838	347,587
Leeno Industrial, Inc.	69	10,702
Samsung Electronics Co. Ltd.	45,077	3,069,633
Shinhan Financial Group Co. Ltd.	14,388	486,593

TOTAL KOREA (SOUTH)		4,183,921

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	9,637	335,812
Stabilus SA	300	23,790

TOTAL LUXEMBOURG		359,602

Mexico - 1.3%
CEMEX S.A.B. de CV sponsored ADR (b)	55,817	453,792
Grupo Financiero Banorte S.A.B. de CV Series O	62,208	403,288
Wal-Mart de Mexico SA de CV Series V	203,525	670,910

TOTAL MEXICO		1,527,990

Netherlands - 3.6%
Aalberts Industries NV	3,300	200,899
AerCap Holdings NV (b)	1,783	94,499
Airbus Group NV (b)	6,266	859,500
ASML Holding NV (Netherlands)	2,805	2,144,099
Koninklijke Philips Electronics NV	2,783	128,323
NN Group NV	6,721	334,299
Yandex NV Series A (b)	4,653	316,078

TOTAL NETHERLANDS		4,077,697

New Zealand - 0.1%
Auckland International Airport Ltd. (b)	17,532	88,433
Norway - 0.4%
Adevinta ASA Class B (b)	8,268	158,954
Kongsberg Gruppen ASA	1,909	54,668
Medistim ASA	800	28,569
PatientSky Group A/S	10,000	4,471
Schibsted ASA (B Shares)	5,140	237,604
Volue A/S	4,000	20,849

TOTAL NORWAY		505,115

Russia - 0.9%
Lukoil PJSC sponsored ADR	7,547	646,778
Sberbank of Russia sponsored ADR	20,280	337,662

TOTAL RUSSIA		984,440

Singapore - 0.3%
United Overseas Bank Ltd.	16,693	323,770
South Africa - 0.4%
Clicks Group Ltd.	9,645	174,504
Impala Platinum Holdings Ltd.	16,670	300,501
Thungela Resources Ltd. (b)	1,551	4,805

TOTAL SOUTH AFRICA		479,810

Spain - 1.6%
Amadeus IT Holding SA Class A (b)	9,303	609,611
Banco Santander SA (Spain)	154,934	567,547
Cellnex Telecom SA (a)	7,316	476,803
Fluidra SA	1,576	63,844
Unicaja Banco SA (a)	65,790	60,523

TOTAL SPAIN		1,778,328

Sweden - 3.2%
Addlife AB	5,656	188,700
AddTech AB (B Shares)	12,300	255,762
ASSA ABLOY AB (B Shares)	23,486	753,344
Atlas Copco AB (A Shares)	12,381	837,059
BHG Group AB (b)	1,272	19,623
Epiroc AB (A Shares)	20,080	467,756
Ericsson (B Shares)	9,413	108,571
Hemnet Group AB (b)	400	8,636
Investor AB (B Shares)	21,575	534,588
INVISIO AB	1,250	25,905
John Mattson Fastighetsforetag (b)	1,400	28,135
Lagercrantz Group AB (B Shares)	15,204	207,703
Stillfront Group AB (b)	2,800	21,354
Volvo AB (B Shares)	5,502	129,586

TOTAL SWEDEN		3,586,722

Switzerland - 5.2%
Nestle SA (Reg. S)	14,434	1,827,773
Novartis AG	4,987	461,190
Roche Holding AG (participation certificate)	4,024	1,554,520
Schindler Holding AG:
(participation certificate)	1,142	369,636
(Reg.)	107	33,334
Swiss Life Holding AG	347	179,275
Tecan Group AG	157	90,559
Temenos Group AG	1,462	232,409
UBS Group AG	32,344	533,029
Zurich Insurance Group Ltd.	1,403	565,654

TOTAL SWITZERLAND		5,847,379

Taiwan - 4.5%
Addcn Technology Co. Ltd.	3,772	33,252
ASE Technology Holding Co. Ltd.	116,000	510,933
ECLAT Textile Co. Ltd.	22,000	480,790
HIWIN Technologies Corp.	33,505	385,880
Sporton International, Inc.	21,000	181,926
Taiwan Semiconductor Manufacturing Co. Ltd.	110,035	2,301,899
Unified-President Enterprises Corp.	232,000	609,039
Yageo Corp.	27,000	545,026

TOTAL TAIWAN		5,048,745

United Kingdom - 6.1%
Alliance Pharma PLC	35,718	51,634
Anglo American PLC (United Kingdom)	14,286	633,069
AstraZeneca PLC (United Kingdom)	2,477	284,632
Avon Rubber PLC	2,895	109,293
Barratt Developments PLC	18,610	182,007
Beazley PLC (b)	14,388	78,477
BHP Group PLC	36,653	1,186,690
Bodycote PLC	4,386	55,021
BP PLC	135,914	545,562
Clarkson PLC	1,180	52,896
Compass Group PLC (b)	20,500	433,409
Dechra Pharmaceuticals PLC	4,802	331,737
DP Poland PLC (b)	91,518	9,541
Helios Towers PLC (b)	11,000	25,014
Howden Joinery Group PLC	4,047	50,470
Imperial Brands PLC	7,458	159,853
InterContinental Hotel Group PLC ADR (b)	2,673	176,578
Lloyds Banking Group PLC	684,797	432,975
London Stock Exchange Group PLC	2,531	263,911
Meggitt PLC (b)	10,000	65,205
Rightmove PLC	27,063	264,151
Royal Dutch Shell PLC Class B sponsored ADR	12,020	475,391
Spectris PLC	9,018	447,500
Spirax-Sarco Engineering PLC	1,318	274,986
Standard Chartered PLC (United Kingdom)	45,741	274,666
Ultra Electronics Holdings PLC	1,477	65,081

TOTAL UNITED KINGDOM		6,929,749

United States of America - 5.9%
Alphabet, Inc. Class A (b)	147	396,096
Autoliv, Inc.	1,913	192,983
Black Knight, Inc. (b)	2,019	167,193
Dlocal Ltd.	2,700	121,878
Lam Research Corp.	790	503,554
Marsh & McLennan Companies, Inc.	3,856	567,680
MasterCard, Inc. Class A	1,812	699,323
Moody's Corp.	1,508	567,008
Morningstar, Inc.	235	59,368
MSCI, Inc.	1,083	645,425
NICE Systems Ltd. sponsored ADR (b)	1,517	422,712
PriceSmart, Inc.	1,455	130,572
ResMed, Inc.	2,506	681,131
S&P Global, Inc.	1,278	547,904
Sherwin-Williams Co.	998	290,448
Visa, Inc. Class A	2,896	713,545

TOTAL UNITED STATES OF AMERICA		6,706,820

TOTAL COMMON STOCKS
(Cost $74,512,490)		108,025,835

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)	577	67,042
Nonconvertible Preferred Stocks - 1.9%
Brazil - 1.3%
Ambev SA sponsored ADR	142,840	452,803
Itau Unibanco Holding SA	57,227	332,929
Petroleo Brasileiro SA - Petrobras sponsored ADR	66,191	706,258
		1,491,990
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	5,268	570,162
Sartorius AG (non-vtg.)	180	108,855
		679,017

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,171,007

TOTAL PREFERRED STOCKS
(Cost $1,747,774)		2,238,049

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (f)	2,710,165	2,710,707
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	350,243	350,279
TOTAL MONEY MARKET FUNDS
(Cost $3,060,983)		3,060,986
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $79,321,247)		113,324,870
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(92,886)
NET ASSETS - 100%		$113,231,984

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,805,505 or 1.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,042 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$63,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$782
Fidelity Securities Lending Cash Central Fund	973
Total	$1,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,456,935	$25,840,457	$24,586,676	$(9)	$--	$2,710,707	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	1,728,494	1,378,215	--	--	350,279	0.0%
Total	$1,456,935	$27,568,951	$25,964,891	$(9)	$--	$3,060,986

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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